SECURITIES	12 Months Ended
Jun. 30, 2015
Investments, Debt and Equity Securities [Abstract]
Investments in Debt and Marketable Equity Securities (and Certain Trading Assets) Disclosure [Text Block]
NOTE B - SECURITIES

The following table summarizes the amortized cost and fair value of the available for sale securities and held to maturity investment securities portfolio at June 30, 2015 and 2014 and the corresponding amounts of gross unrealized or unrecognized gains and losses. Unrealized gains or losses apply to available-for-sale securities and are recognized in accumulated other comprehensive income, while unrecognized gains or losses on held-to-maturity securities are not recognized in the financial statements. The gains and losses are as follows:

	2015
		Gross	Gross
		unrealized/	unrealized/
	Amortized	unrecognized	unrecognized	Estimated
(in thousands)	cost	gains	losses	fair value

Available-for-sale Securities
Agency mortgage-backed:residential	$94	$2	$-	$96
FHLMC stock	8	55	-	63
	$102	$57	$-	$159

Held-to-maturity Securities
Agency mortgage-backed: residential	$2,821	$112	$2	$2,931
Agency bonds	3,602	2	1	3,603
	$6,423	$114	$3	$6,534

	2014
		Gross	Gross
		unrealized/	unrealized/
	Amortized	unrecognized	unrecognized	Estimated
(in thousands)	cost	gains	losses	fair value

Available-for-sale Securities
Agency mortgage-backed:residential	$134	$2	$-	$136
FHLMC stock	8	103	-	111
	$142	$105	$-	$247

Held-to-maturity Securities
Agency mortgage-backed: residential	$3,792	$180	$1	$3,971
Agency bonds	5,226	3	5	5,224
	$9,018	$183	$6	$9,195

The amortized cost and estimated fair value of securities as of June 30, 2015, by contractual maturity, are shown below. Actual maturities may differ from contractual maturities, because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Securities without a single maturity, primarily mortgage-backed, are not shown.

(in thousands)	Amortized Cost	Fair Value

Held to maturity:
Within one year	$1,005	$1,005
One to five years	2,597	2,598
	$3,602	$3,603

There were no sales of securities during the fiscal years ended June 30, 2015 or 2014. At June 30, 2015 the Company had $1.2 million in securities with unrealized losses totaling $3,000, while at June 30, 2014, the Company had $2.7 million in securities with unrealized losses totaling $6,000. Unrealized losses on corporate bonds have not been recognized into income because the issuers’ bonds are of high credit quality (rated AA or higher), management does not intend to sell and it is likely that management will not be required to sell the securities prior to their anticipated recovery, and the decline in fair value is largely due to changes in interest rates and other market conditions. The fair value is expected to recover as the bonds reach maturity.

At June 30, 2015 and 2014, pledged securities totaled $2.2 million and $2.6 million, respectively.